Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents		$ 1,118,929	$ 884,199	$ 2,505,286
Other receivables and prepayments		558,707	774,345	2,384,976
Total current assets		1,677,636	1,658,544	4,890,262
Digital assets		257,753	1,194,157	7,087,747
Property, equipment and vehicles		9,435,908	9,465,567	12,553,408
TOTAL ASSETS		11,371,297	12,318,268	24,531,417
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables and accruals		990,346	1,005,608	613,455
Total Liabilities		990,346	1,005,608	613,455
Stockholders’ Equity(1)
Preferred stock, $0.01515 par value, authorized; 3,333,333 shares, 333,333 shares issued and outstanding as of December 31, 2024, December,31 2023 and December 31, 2022	[1]	5,050	5,050	5,050
Common stock, $0.015 par value, authorized: 10,000,000 shares. Issued and outstanding: 2,370,139 shares as of December 31, 2024, and December,31, 2023 and December 31,2022	[1]	35,554	35,554	35,554
Additional paid-in capital	[1]	89,290,193	89,290,193	89,290,193
Accumulated deficit	[1]	(78,803,383)	(77,893,723)	(65,308,474)
Accumulated other comprehensive income	[1]	(146,463)	(124,414)	(104,361)
Total Shareholders’ Equity	[1]	10,380,951	11,312,660	23,917,962
Total Liabilities and Shareholders’ Equity	[1]	$ 11,371,297	$ 12,318,268	$ 24,531,417

[1]	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 13 - Subsequent Event).